BASIS OF PRESENTATION (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
BASIS OF PRESENTATION
Recently Adopted Accounting Standards

Recently Adopted Accounting Standards

Income Taxes-Simplifying the Accounting for Income Taxes—In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes, which removes certain exceptions related to the approach for intraperiod tax allocation, recognizing deferred tax liabilities for outside basis differences, and calculating income taxes in interim periods. The guidance also reduces complexity in certain areas, including franchise taxes that are partially based on income and accounting for tax law changes in interim periods. The standard was adopted prospectively effective January 1, 2021 and it did not have a material impact on the Company’s Condensed Consolidated Financial Statements.

Recently Adopted Accounting Standards

Revenue from Contracts with Customers—In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2014-09, Revenue from Contracts with Customers (“New Revenue Standard”) (Topic 606). This update is a comprehensive new revenue recognition model that requires a company to recognize revenue to depict the transfer of goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The Company adopted the standard using the modified retrospective method effective January 1, 2019.

The adoption of the New Revenue Standard impacts the Company’s accounting for outstanding loyalty points earned through travel by SCA loyalty program members. There is no change in accounting for issuances of loyalty points to SCA’s co-branded card partner as those are currently reported in accordance with the New Revenue Standard. Through December 31, 2018, the Company used the incremental cost method to account for the portion of the loyalty program liabilities related to points earned through travel, which were valued based on the estimated incremental cost of carrying one additional passenger. The New Revenue Standard required the Company to change to the deferred revenue method and apply a relative standalone selling price approach whereby a portion of each passenger ticket sale attributable to loyalty points earned is deferred and recognized in passenger revenue upon future redemption.

Upon adoption of the New Revenue Standard, the Company reclassified certain ancillary revenues from Other Revenue to Passenger Revenue. In addition, certain fees previously recognized when incurred by the customer are deferred and recognized as revenue when passenger travel is provided.

2. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Upon adoption of the standard on January 1, 2019 the Company made an adjustment to reduce Retained Earnings by $3,477.

Leases—In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842) (“ASC 842”). Under the new guidance, lessees are required to recognize the following for all leases (with the exception of short-term leases) at the commencement date: (1) A lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis; and (2) A right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term. The Company elected to early adopt the standard effective January 1, 2019 using the modified retrospective adoption method.

Upon adoption of the standard on January 1, 2019 the Company recorded an Operating Lease Right-of-use (“ROU”) Asset of $178,577 (net of balance sheet reclassifications) and Operating Lease Liabilities of $204,790 on the Consolidated Balance Sheet. This ROU Asset was net of $27,004 reclassified from Over-market Liabilities and $791 reclassified from Prepaid Rent.

Capitalized Software Costs—In August 2018, the FASB issued ASU 2018-15, Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract. The update addresses when costs should be capitalized rather than expensed, the term to use when amortizing capitalized costs, and how to evaluate the unamortized portion of these capitalized implementation costs for impairment. The ASU also includes guidance on how to present implementation costs in the financial statements and creates additional disclosure requirements. ASU 2018-15 is effective for annual reporting periods beginning after December 15, 2019, with early adoption permitted. The Company early adopted the requirements of ASU 2018-15 on January 1, 2019 using the prospective transition method. The adoption resulted in the capitalization of certain costs incurred in SCA’s hosting arrangement of $2,167 in 2019.

Non-employee Share-based Payment Accounting—In June 2018, the FASB issued ASU 2018-07 Improvements to Non-employee Share-based Payment Accounting. ASU 2018-07 expands the scope of ASC 718, Compensation—Stock Compensation, to share-based payments granted to non-employees for goods and services. Additionally, in November 2019, the FASB issued ASU 2019-08, Compensation—Stock Compensation (Topic 718) and Revenue from Contracts with Customers (Topic 606), which requires entities to measure and classify share based payments to a customer, in accordance with the guidance in ASC 718. The Company has elected to early adopt these ASU’s effective January 1, 2019. Warrants granted in 2019 under the Amazon Agreement are accounted for under the updated standards. The adoption of ASU 2018-07 did not have a material impact on the Company’s Consolidated Financial Statements.

Changes to the Disclosure Requirements for Fair Value Measurement—In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. The update eliminates, adds, and modifies certain disclosure requirements for fair value measurements. The Company adopted the requirements of ASU 2018-13 prospectively on January 1, 2020. The adoption of ASU 2018-13 did not have a material impact on the Company’s Consolidated Financial Statements.

Financial Instruments—Credit Losses—In June 2016, the FASB issued ASU 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. The update requires the use of an expected loss model on certain types of financial instruments and requires consideration of a broader range of reasonable and supportable information to calculate credit loss estimates. For trade receivables, loans and held-to-maturity debt securities, entities are required to estimate lifetime expected credit losses. This accounting standard was adopted prospectively on April 1, 2020, and it did not have a material impact on the Company’s Consolidated Financial Statements.

Simplifying the Test for Goodwill Impairment—In January 2017, the FASB issued ASU 2017-04, Simplifying the Test for Goodwill Impairment. The new standard eliminates Step 2 from the goodwill impairment test. An entity should recognize a goodwill impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value. The standard was adopted and applied prospectively by the Company on April 1, 2020, and it did not have an impact on the Company’s Consolidated Financial Statements.

2. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Recently Issued Accounting Standards

Income Taxes-Simplifying the Accounting for Income Taxes—In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes, which removes certain exceptions related to the approach for intraperiod tax allocation, recognizing deferred tax liabilities for outside basis differences, and calculating income taxes in interim periods. The guidance also reduces complexity in certain areas, including franchise taxes that are partially based on income and accounting for tax law changes in interim periods. The standard was adopted prospectively effective January 1, 2021 and is not expected to have a material impact on the Company’s Consolidated Financial Statements.